Business combinations and goodwill - Summary of Purchase Consideration (Details) - USD ($)	Jul. 11, 2022	Jun. 03, 2022	May 25, 2022	Jan. 14, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Deferred purchase price					$ 1,148,013	$ 1,207,682	$ 7,619,581
Less than one year (current)
Liabilities
Deferred purchase price					1,148,013	1,207,682
Viapool Inc
Assets
Intangible assets				$ 5,530,000
Right of use asset				34,524
Property and equipment				45,170
Trade and other receivables				907,040
Cash and cash equivalents				332,005
Total Assets				6,848,739
Liabilities
Interest-bearing loans				16,697
Trade and other payables				1,004,118
Lease liabilities				44,554
Total liabilities				1,065,369
Total identifiable net assets at fair value				5,783,370
Non-controlling interest measured at fair value				2,833,851
Fair value of purchase consideration				4,400,000
Goodwill arising on acquisition				1,450,481
Net cash acquired with the subsidiary				332,005
Cash consideration paid at the closing date				(1,000,000)
Purchase consideration transferred				$ (667,995)
Volt Lines B.V.
Assets
Intangible assets			$ 2,170,000
Right of use asset			173,389
Property and equipment			178,561
Trade and other receivables			570,966
Cash and cash equivalents			142,918
Total Assets			3,235,834
Liabilities
Interest-bearing loans			96,796
Trade and other payables			489,979
Lease liabilities			188,010
Convertible Loan Recognised As Of Acquisition Date			241,506
Total liabilities			1,016,291
Total identifiable net assets at fair value			2,219,543
Fair value of purchase consideration			13,200,000
Goodwill arising on acquisition			10,980,457
Net cash acquired with the subsidiary			(142,918)
Purchase consideration transferred			$ (142,918)
Door2Door GmbH
Assets
Intangible assets		$ 1,160,000
Right of use asset		599,087
Property and equipment		48,730
Trade and other receivables		250,495
Cash and cash equivalents		136,626
Total Assets		2,194,938
Liabilities
Interest-bearing loans		1,320,773
Trade and other payables		1,640,583
Lease liabilities		677,866
Total liabilities		3,639,222
Total identifiable net assets at fair value		(1,444,284)
Fair value of purchase consideration		2,615,000
Goodwill arising on acquisition		4,059,284
Net cash acquired with the subsidiary		136,626
Cash consideration paid at the closing date		(1,074,842)
Purchase consideration transferred		$ (938,216)
Deferred purchase price					29,511	7,725
Urbvan Mobility Ltd.
Assets
Intangible assets	$ 11,720,000
Deferred tax assets	4,104,774
Right of use asset	279,002
Property and equipment	313,991
Trade and other receivables	5,216,992
Cash and cash equivalents	720,001
Total Assets	22,354,760
Liabilities
Provision for employees' end of service benefits	259,105
Trade and other payables	3,053,864
Lease liabilities	327,473
Total liabilities	3,640,442
Total identifiable net assets at fair value	18,714,318
Fair value of purchase consideration	27,607,000
Goodwill arising on acquisition	8,892,682
Net cash acquired with the subsidiary	720,001
Convertible note deduction against purchase price at the closing date.	5,000,000
Purchase consideration transferred	$ (4,279,999)
Deferred purchase price					491,344	572,799
Shotl Transportation, S.L.
Liabilities
Deferred purchase price					$ 627,158	$ 627,158